OPERATING SEGMENT	6 Months Ended
Jun. 26, 2020
Operating Segments [Abstract]
OPERATING SEGMENT
OPERATING SEGMENT
Description of segment and principal activities
The Group evaluates its segmental reporting under IFRS 8, Operating Segments. The Group derives its revenues through a single business activity, which is making, selling and distributing non-alcoholic ready to drink beverages. The Group operates solely in developed markets in Western Europe and has a homogenous product portfolio across its geographic territories. Based on the governance structure of the Group, including decision making authority and oversight, the Group has determined that the Board is its Chief Operating Decision Maker (CODM). The Board, as the CODM, allocates resources and evaluates performance at a consolidated level and, therefore, the Group has one operating segment.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Six Months Ended
	26 June 2020	28 June 2019
Revenue:	€ million	€ million
Great Britain	1,026	1,151
Germany	1,014	1,171
Iberia[1]	917	1,282
France[2]	808	967
Belgium/Luxembourg	426	493
Netherlands	250	295
Norway	199	218
Sweden	162	184
Iceland	35	41
Total revenue	4,837	5,802
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.